UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08876
Investment Company Act File Number

Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Senior Debt Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 125.0% (1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.3%
		Atlantic Inertial Systems, Inc.
GBP	805	Term Loan, 3.63%, Maturing July 20, 2014	$1,264,689
		AWAS Capital, Inc.
	3,912	Term Loan, 2.38%, Maturing March 22, 2013	3,481,571
		Colt Defense, LLC
	1,461	Term Loan, 3.54%, Maturing July 9, 2014	1,376,944
		DAE Aviation Holdings, Inc.
	563	Term Loan, 4.24%, Maturing July 31, 2014	467,656
	574	Term Loan, 4.24%, Maturing July 31, 2014	476,809
		Evergreen International Aviation
	4,696	Term Loan, 11.50%, Maturing October 31, 2011	2,880,040
		Hawker Beechcraft Acquisition
	4,487	Term Loan, 2.39%, Maturing March 26, 2014	3,067,889
	242	Term Loan, 2.60%, Maturing March 26, 2014	165,329
		Hexcel Corp.
	1,500	Term Loan, 6.50%, Maturing May 21, 2014	1,506,251
		IAP Worldwide Services, Inc.
	584	Term Loan, 9.25%, Maturing December 30, 2012(2)	417,424
		Spirit AeroSystems, Inc.
	2,661	Term Loan, 2.26%, Maturing December 31, 2011	2,601,503
		TransDigm, Inc.
	4,000	Term Loan, 2.41%, Maturing June 23, 2013	3,883,332
		Vought Aircraft Industries, Inc.
	2,000	Revolving Loan, 0.50%, Maturing December 22, 2009(3)	1,993,218
	667	Term Loan, 2.94%, Maturing December 17, 2011	650,000
	1,098	Term Loan, 7.50%, Maturing December 17, 2011	1,078,590
	436	Term Loan, 7.50%, Maturing December 22, 2011	430,682
		Wesco Aircraft Hardware Corp.
	2,000	Term Loan, 2.54%, Maturing September 29, 2013	1,800,612
	1,000	Term Loan - Second Lien, 6.04%, Maturing September 29, 2014	785,000

			$28,327,539

Air Transport — 1.1%
		Delta Air Lines, Inc.
	4,907	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	$3,375,888
		Northwest Airlines, Inc.
	10,746	DIP Loan, 2.29%, Maturing December 31, 2010	10,269,146

			$13,645,034

Automotive — 4.4%
		Accuride Corp.
	5,855	Term Loan, 3.00%, Maturing January 31, 2012	$5,401,240
		Adesa, Inc.
	7,222	Term Loan, 2.54%, Maturing October 18, 2013	6,734,661
		Allison Transmission, Inc.
	861	Term Loan, 3.06%, Maturing September 30, 2014	751,074
		CSA Acquisition Corp.
	916	Term Loan, 3.13%, Maturing December 23, 2011	645,517
	1,188	Term Loan, 3.13%, Maturing December 23, 2011	837,242
		Dayco Products, LLC
	993	DIP Loan, 6.68%, Maturing May 4, 2010	999,479
	1,023	DIP Loan, 8.50%, Maturing May 4, 2010	1,019,718
	4,522	Term Loan, 0.00%, Maturing June 21, 2011(4)	1,271,730

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	3,548	Term Loan, 2.24%, Maturing December 27, 2014	$2,687,723
	2,747	Term Loan, 2.23%, Maturing December 27, 2015	2,080,825
		Financiere Truck (Investissement)
EUR	563	Term Loan, 3.41%, Maturing February 15, 2012	448,969
		Ford Motor Co.
	6,384	Term Loan, 3.50%, Maturing December 15, 2013	5,450,273
		Fraikin, Ltd.
GBP	691	Term Loan, 0.93%, Maturing February 15, 2012(3)	636,653
GBP	307	Term Loan, 3.29%, Maturing February 15, 2012	282,848
		Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	12,324,016
		HLI Operating Co., Inc.
	531	DIP Loan, 26.00%, Maturing November 30, 2009(2)	509,940
EUR	109	Term Loan, 3.56%, Maturing May 30, 2014	11,662
EUR	1,853	Term Loan, 9.50%, Maturing May 30, 2014	201,392
		Keystone Automotive Operations, Inc.
	4,461	Term Loan, 3.79%, Maturing January 12, 2012	2,118,868
		Locafroid Services S.A.S.
EUR	132	Term Loan, 3.47%, Maturing February 15, 2012	105,684
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.31%, Maturing March 17, 2014	2,312,500
		TriMas Corp.
	375	Term Loan, 2.62%, Maturing August 2, 2011	338,438
	1,580	Term Loan, 2.65%, Maturing August 2, 2013	1,426,232
		TRW Automotive, Inc.
	2,992	Term Loan, 6.31%, Maturing February 2, 2014	2,848,359
		United Components, Inc.
	2,779	Term Loan, 3.21%, Maturing June 30, 2010	2,452,730

			$53,897,773

Beverage and Tobacco — 0.2%
		Culligan International Co.
EUR	3,000	Term Loan - Second Lien, 5.48%, Maturing May 31, 2013	$1,104,605
		Van Houtte, Inc.
	235	Term Loan, 3.10%, Maturing July 11, 2014	219,451
	1,721	Term Loan, 3.10%, Maturing July 11, 2014	1,609,305

			$2,933,361

Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
	5,578	Term Loan, 1.79%, Maturing December 31, 2012	$5,418,815

			$5,418,815

Building and Development — 4.2%
		401 North Wabash Venture, LLC
	2,448	Term Loan, 10.08%, Maturing August 31, 2009(3)	$1,836,245
		AIMCO Properties, L.P.
	7,875	Term Loan, 1.79%, Maturing March 23, 2011	7,599,375
		Beacon Sales Acquisition, Inc.
	1,905	Term Loan, 2.56%, Maturing September 30, 2013	1,733,550
		Brickman Group Holdings, Inc.
	2,415	Term Loan, 2.34%, Maturing January 23, 2014	2,218,455
		Capital Automotive (REIT)
	2,000	Term Loan, 2.06%, Maturing December 16, 2010	1,575,103
		Epco/Fantome, LLC
	4,488	Term Loan, 2.91%, Maturing November 23, 2010	3,433,320
		Financiere Daunou S.A.
	1,412	Term Loan, 0.00%, Maturing May 31, 2015(4)	505,920
	1,430	Term Loan, 0.00%, Maturing February 28, 2016(4)	512,577

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Forestar USA Real Estate Group, Inc.
	4,224	Revolving Loan, 0.38%, Maturing December 1, 2010(3)	$3,484,854
	3,283	Term Loan, 4.91%, Maturing December 1, 2010	2,708,829
		Hearthstone Housing Partners II, LLC
	2,988	Revolving Loan, 1.68%, Maturing December 1, 2009(3)	1,637,009
		Hovstone Holdings, LLC
	2,235	Term Loan, 5.50%, Maturing September 7, 2009(2)(5)	899,291
		LNR Property Corp.
	1,541	Term Loan, 3.81%, Maturing July 3, 2011	939,718
		Materis
EUR	819	Term Loan, 4.07%, Maturing April 27, 2014	663,369
EUR	872	Term Loan, 4.44%, Maturing April 27, 2015	706,348
		Mueller Water Products, Inc.
	3,529	Term Loan, 6.03%, Maturing May 24, 2014	3,252,676
		NCI Building Systems, Inc.
	2,184	Term Loan, 2.91%, Maturing June 18, 2010	1,894,488
		Panolam Industries Holdings, Inc.
	2,104	Term Loan, 5.00%, Maturing September 30, 2012	1,551,397
		Re/Max International, Inc.
	1,994	Term Loan, 3.91%, Maturing December 17, 2012	1,834,939
	2,000	Term Loan, 8.01%, Maturing December 17, 2012	1,810,000
		Realogy Corp.
	417	Term Loan, 3.28%, Maturing September 1, 2014	323,098
	2,575	Term Loan, 3.31%, Maturing September 1, 2014	1,995,986
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	1,118,750
		WCI Communities, Inc.
	6,220	Term Loan, 5.55%, Maturing December 23, 2010	3,587,026
		Wintergames Acquisition ULC
	5,472	Term Loan, 7.79%, Maturing October 31, 2009	4,316,044

			$52,138,367

Business Equipment and Services — 9.7%
		Activant Solutions, Inc.
	2,141	Term Loan, 2.48%, Maturing May 1, 2013	$1,937,240
		Affiliated Computer Services
	1,920	Term Loan, 2.29%, Maturing March 20, 2013	1,887,015
	6,353	Term Loan, 2.29%, Maturing March 20, 2013	6,243,870
		Affinion Group, Inc.
	6,699	Term Loan, 2.79%, Maturing October 17, 2012	6,384,023
		Allied Barton Security Service
	1,440	Term Loan, 6.75%, Maturing February 21, 2015	1,447,149
		Education Management, LLC
	5,660	Term Loan, 2.38%, Maturing June 1, 2013	5,433,881
		Info USA, Inc.
	876	Term Loan, 2.60%, Maturing February 14, 2012	835,904
		Intergraph Corp.
	837	Term Loan, 2.66%, Maturing May 29, 2014	797,082
	2,000	Term Loan - Second Lien, 6.43%, Maturing November 29, 2014	1,830,000
		iPayment, Inc.
	3,656	Term Loan, 2.46%, Maturing May 10, 2013	2,989,164
		Kronos, Inc.
	2,533	Term Loan, 2.60%, Maturing June 11, 2014	2,352,335
		Language Line, Inc.
	6,269	Term Loan, 3.85%, Maturing June 11, 2011	6,096,161
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	600,000
		N.E.W. Holdings I, LLC
	4,554	Term Loan, 2.80%, Maturing May 22, 2014	4,223,945

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Protection One, Inc.
	3,146	Term Loan, 2.54%, Maturing March 31, 2012	$3,004,051
		Quantum Corp.
	668	Term Loan, 4.10%, Maturing July 12, 2014	594,425
		Quintiles Transnational Corp.
	4,608	Term Loan, 2.48%, Maturing March 31, 2013	4,373,432
		RiskMetrics Group Holdings, LLC
	3,503	Term Loan, 2.60%, Maturing January 11, 2014	3,362,584
		Sabre, Inc.
	12,884	Term Loan, 2.67%, Maturing September 30, 2014	10,420,133
		Serena Software, Inc.
	2,725	Term Loan, 2.63%, Maturing March 10, 2013	2,513,681
		Sitel (Client Logic)
	4,758	Term Loan, 5.96%, Maturing January 29, 2014	3,544,862
		Solera Nederland Holdings
	2,588	Term Loan, 2.44%, Maturing May 15, 2014	2,520,340
		SunGard Data Systems, Inc.
	615	Term Loan, 2.45%, Maturing February 11, 2013	584,606
	1,687	Term Loan, 6.75%, Maturing February 28, 2014	1,690,564
	17,384	Term Loan, 4.35%, Maturing February 28, 2016	16,697,611
		TDS Investor Corp.
	3,920	Term Loan, 2.79%, Maturing August 23, 2013	3,356,500
	4,957	Term Loan, 2.90%, Maturing August 23, 2013	4,221,193
	2,357	Term Loan, 3.10%, Maturing August 23, 2013	2,006,871
EUR	1,053	Term Loan, 3.62%, Maturing August 23, 2013	1,170,555
		Ticketmaster
	2,000	Term Loan, 3.60%, Maturing July 22, 2014	1,940,000
		Transaction Network Services, Inc.
	1,666	Term Loan, 9.50%, Maturing May 4, 2012	1,675,122
		Valassis Communications, Inc.
	1,327	Term Loan, 2.04%, Maturing March 2, 2014	1,264,041
		VWR International, Inc.
	3,400	Term Loan, 2.79%, Maturing June 28, 2013	3,120,918
		West Corp.
	7,996	Term Loan, 2.67%, Maturing October 24, 2013	7,595,320

			$118,714,578

Cable and Satellite Television — 9.4%
		Atlantic Broadband Finance, LLC
	5,193	Term Loan, 6.75%, Maturing June 8, 2013	$5,201,702
	193	Term Loan, 2.85%, Maturing September 1, 2013	191,709
		Bresnan Broadband Holdings, LLC
	1,443	Term Loan, 2.52%, Maturing March 29, 2014	1,390,158
	2,993	Term Loan, 2.87%, Maturing March 29, 2014	2,882,152
		Cequel Communications, LLC
	14,922	Term Loan, 2.30%, Maturing November 5, 2013	14,294,268
	1,000	Term Loan - Second Lien, 4.81%, Maturing May 5, 2014(2)	896,250
		Charter Communications Operating, Inc.
	18,579	Term Loan, 6.25%, Maturing April 28, 2013	17,398,938
		CSC Holdings, Inc.
	9,288	Term Loan, 2.04%, Maturing March 29, 2013	8,995,428
		DirectTV Holdings, LLC
	1,690	Term Loan, 1.79%, Maturing April 13, 2013	1,657,819
		Foxco Acquisition Sub., LLC
	1,343	Term Loan, 7.25%, Maturing July 2, 2015	1,070,310
		Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.31%, Maturing April 6, 2014	7,440,622
		MCC Iowa, LLC
	1,916	Term Loan, 2.02%, Maturing January 31, 2015	1,807,446

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediacom Illinois, LLC
	2,520	Term Loan, 1.52%, Maturing September 30, 2012	$2,368,800
	5,876	Term Loan, 2.02%, Maturing January 31, 2015	5,528,029
		NTL Investment Holdings, Ltd.
GBP	1,501	Term Loan, 5.12%, Maturing September 3, 2012	2,326,294
		ProSiebenSat.1 Media AG
EUR	1,072	Term Loan, 3.53%, Maturing March 2, 2015	578,460
EUR	220	Term Loan, 3.14%, Maturing June 26, 2015	242,705
EUR	5,315	Term Loan, 3.14%, Maturing June 26, 2015	5,865,736
EUR	1,072	Term Loan, 3.78%, Maturing March 2, 2016	578,460
		San Juan Cable, LLC
	963	Term Loan, 2.06%, Maturing October 31, 2012	868,687
		UPC Broadband Holding B.V.
	1,593	Term Loan, 2.06%, Maturing December 31, 2014	1,524,093
	864	Term Loan, 3.81%, Maturing December 31, 2016	845,400
EUR	8,221	Term Loan, 4.52%, Maturing December 31, 2016	10,552,209
EUR	5,930	Term Loan, 4.77%, Maturing December 31, 2017	7,616,210
		Virgin Media Investment Holding
GBP	763	Term Loan, 5.31%, Maturing March 30, 2012	1,182,861
GBP	1,188	Term Loan, 5.39%, Maturing March 30, 2012	1,840,063
GBP	1,388	Term Loan, 5.39%, Maturing March 30, 2012	2,150,742
		Virgin Media Investment Holdings Ltd.
	3,296	Term Loan, 4.00%, Maturing March 30, 2012	3,221,432
		YPSO Holding SA
EUR	957	Term Loan, 3.44%, Maturing July 28, 2014	1,014,843
EUR	1,562	Term Loan, 3.44%, Maturing July 28, 2014	1,655,797
EUR	2,481	Term Loan, 3.44%, Maturing July 28, 2014	2,629,692

			$115,817,315

Chemicals and Plastics — 7.5%
		Ashland, Inc.
	2,080	Term Loan, 7.65%, Maturing November 20, 2014	$2,120,131
		AZ Chem US, Inc.
	924	Term Loan, 2.49%, Maturing February 28, 2013	822,797
		Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 2.29%, Maturing December 23, 2013	3,368,768
	864	Term Loan, 2.33%, Maturing December 23, 2013	822,529
EUR	2,071	Term Loan, 2.95%, Maturing December 23, 2013	2,824,273
EUR	377	Term Loan, 2.85%, Maturing December 23, 2014	514,104
EUR	486	Term Loan, 2.99%, Maturing December 23, 2014	662,678
	1,000	Term Loan - Second Lien, 4.29%, Maturing December 23, 2015	827,500
		British Vita UK, Ltd.
EUR	1,192	Term Loan, 5.91%, Maturing June 30, 2014	768,576
		Celanese Holdings, LLC
	2,500	Term Loan, 2.06%, Maturing April 2, 2014	2,373,828
	10,161	Term Loan, 2.35%, Maturing April 2, 2014	9,647,867
		Cognis GmbH
EUR	615	Term Loan, 3.27%, Maturing September 15, 2013	748,429
EUR	2,510	Term Loan, 3.27%, Maturing September 15, 2013	3,056,083
		Columbian Chemicals Acquisition
	429	Term Loan, 6.63%, Maturing March 16, 2013	338,634
		Ferro Corp.
	6,127	Term Loan, 6.60%, Maturing June 6, 2012	4,748,166
		Georgia Gulf Corp.
	1,972	Term Loan, 9.02%, Maturing October 3, 2013	1,831,550
		Hexion Specialty Chemicals, Inc.
EUR	739	Term Loan, 3.37%, Maturing May 5, 2012	757,925
	2,537	Term Loan, 2.88%, Maturing May 5, 2013	1,915,630
	11,680	Term Loan, 2.88%, Maturing May 5, 2013	8,818,502
	3,920	Term Loan, 2.88%, Maturing June 15, 2014	2,822,400

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Huntsman International, LLC
	5,660	Term Loan, 2.04%, Maturing August 16, 2012	$5,260,594
		INEOS Group
EUR	1,410	Term Loan, 6.21%, Maturing December 14, 2011	1,514,542
EUR	74	Term Loan, 9.75%, Maturing December 14, 2011	79,833
EUR	74	Term Loan, 10.25%, Maturing December 14, 2011	79,833
EUR	1,410	Term Loan, 10.25%, Maturing December 14, 2011	1,514,542
	1,620	Term Loan, 7.00%, Maturing December 14, 2012	1,239,408
	2,552	Term Loan, 7.50%, Maturing December 14, 2013	1,977,603
	2,484	Term Loan, 8.00%, Maturing December 14, 2014	1,925,351
		ISP Chemco, Inc.
	6,652	Term Loan, 2.06%, Maturing June 4, 2014	6,215,985
		Kranton Polymers, LLC
	5,471	Term Loan, 2.63%, Maturing May 12, 2013	4,582,018
		MacDermid, Inc.
EUR	1,085	Term Loan, 2.75%, Maturing April 12, 2014	1,092,274
		Millenium Inorganic Chemicals
	3,937	Term Loan, 2.85%, Maturing April 30, 2014	2,933,082
		Momentive Performance Material
	4,726	Term Loan, 2.56%, Maturing December 4, 2013	3,737,252
		Nalco Co.
	1,325	Term Loan, 6.50%, Maturing May 6, 2016	1,343,219
		Rockwood Specialties Group, Inc.
	7,756	Term Loan, 6.00%, Maturing May 15, 2014	7,852,545
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 4.33%, Maturing November 16, 2015	226,587
EUR	824	Term Loan, 4.33%, Maturing November 16, 2015	646,040
EUR	887	Term Loan, 4.33%, Maturing November 16, 2015	695,202

			$92,706,280

Clothing/Textiles — 0.6%
		Hanesbrands, Inc.
	2,305	Term Loan, 5.24%, Maturing September 5, 2013	$2,322,101
	2,025	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	1,950,750
		St. John Knits International, Inc.
	1,838	Term Loan, 10.00%, Maturing March 23, 2012	1,378,785
		The William Carter Co.
	2,182	Term Loan, 1.81%, Maturing July 14, 2012	2,127,862

			$7,779,498

Conglomerates — 3.5%
		Amsted Industries, Inc.
	4,388	Term Loan, 2.53%, Maturing October 15, 2010	$4,117,650
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,417	Term Loan, 2.79%, Maturing July 13, 2015	988,057
GBP	641	Term Loan, 3.09%, Maturing July 13, 2015	741,973
	1,417	Term Loan, 3.29%, Maturing July 13, 2015	988,057
GBP	641	Term Loan, 3.59%, Maturing July 13, 2015	741,973
		Jarden Corp.
	1,058	Term Loan, 2.35%, Maturing January 24, 2012	1,034,850
	4,484	Term Loan, 2.35%, Maturing January 24, 2012	4,385,527
	1,623	Term Loan, 3.10%, Maturing January 24, 2012	1,608,724
		Johnson Diversey, Inc.
	1,034	Term Loan, 3.02%, Maturing December 16, 2010	1,012,173
	4,847	Term Loan, 3.02%, Maturing December 16, 2011	4,744,235
		Manitowoc Company, Inc. (The)
	3,783	Term Loan, 7.50%, Maturing August 21, 2014	3,439,828
		Polymer Group, Inc.
	2,000	Revolving Loan, 0.61%, Maturing November 22, 2010(3)	1,700,000
	5,204	Term Loan, 2.68%, Maturing November 22, 2012	4,930,421

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RBS Global, Inc.
	1,071	Term Loan, 2.31%, Maturing July 19, 2013	$963,515
	4,878	Term Loan, 2.96%, Maturing July 19, 2013	4,438,861
		RGIS Holdings, LLC
	5,373	Term Loan, 3.04%, Maturing April 30, 2014	4,594,098
	269	Term Loan, 3.10%, Maturing April 30, 2014	229,705
		US Investigations Services, Inc.
	1,965	Term Loan, 3.36%, Maturing February 21, 2015	1,759,825

			$42,419,472

Containers and Glass Products — 4.4%
		Berry Plastics Corp.
	6,104	Term Loan, 2.30%, Maturing April 3, 2015	$5,205,221
		Consolidated Container Co.
	889	Term Loan, 2.54%, Maturing March 28, 2014	800,462
	1,500	Term Loan - Second Lien, 5.79%, Maturing September 28, 2014	1,095,000
		Crown Americas, Inc.
	1,334	Term Loan, 2.04%, Maturing November 15, 2012	1,305,408
EUR	970	Term Loan, 2.38%, Maturing November 15, 2012	1,265,024
		Graham Packaging Holdings Co.
	1,789	Term Loan, 2.56%, Maturing October 7, 2011	1,727,995
	7,923	Term Loan, 6.75%, Maturing April 5, 2014	7,921,102
		Graphic Packaging International, Inc.
	6,148	Term Loan, 2.52%, Maturing May 16, 2014	5,865,162
	1,970	Term Loan, 3.26%, Maturing May 16, 2014	1,901,871
		JSG Acquisitions
EUR	2,426	Term Loan, 4.01%, Maturing December 31, 2014	3,298,559
EUR	2,437	Term Loan, 4.06%, Maturing December 31, 2014	3,314,099
		OI European Group B.V.
EUR	3,830	Term Loan, 2.13%, Maturing June 14, 2013	5,131,363
		Owens-Brockway Glass Container
	4,788	Term Loan, 1.79%, Maturing June 14, 2013	4,613,953
		Pregis Corp.
EUR	2,357	Term Loan, 3.00%, Maturing October 12, 2012	2,737,753
		Smurfit-Stone Container Corp.
	1,187	Revolving Loan, 3.12%, Maturing December 31, 2009	1,127,226
	3,578	Term Loan, 2.89%, Maturing November 1, 2009	3,398,642
	466	Term Loan, 2.57%, Maturing November 1, 2011	440,948
	817	Term Loan, 2.57%, Maturing November 1, 2011	772,238
	1,540	Term Loan, 2.57%, Maturing November 1, 2011	1,458,431
	718	Term Loan, 4.50%, Maturing November 1, 2011	678,576

			$54,059,033

Cosmetics/Toiletries — 0.5%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$720,000
		Bausch & Lomb, Inc.
	228	Term Loan, 3.70%, Maturing April 30, 2015	216,247
	897	Term Loan, 3.85%, Maturing April 30, 2015	852,013
		Prestige Brands, Inc.
	4,199	Term Loan, 2.54%, Maturing April 7, 2011	4,125,050

			$5,913,310

Drugs — 1.1%
		Chattem, Inc.
	1,105	Term Loan, 2.20%, Maturing January 2, 2013	$1,063,683
		Graceway Pharmaceuticals, LLC
	6,087	Term Loan, 3.04%, Maturing May 3, 2012	4,854,360
		Pharmaceutical Holdings Corp.
	1,197	Term Loan, 3.56%, Maturing January 30, 2012	1,095,385

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Warner Chilcott Corp.
	1,578	Term Loan, 2.29%, Maturing January 18, 2012	$1,540,368
	4,500	Term Loan, 2.46%, Maturing January 18, 2012	4,392,159

			$12,945,955

Ecological Services and Equipment — 1.2%
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000	Term Loan, 2.79%, Maturing April 1, 2015	$5,102,572
		Environmental Systems Products Holdings, Inc.
	213	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	163,637
		Kemble Water Structure, Ltd.
GBP	6,500	Term Loan - Second Lien, 5.63%, Maturing October 13, 2013	7,088,673
		Sensus Metering Systems, Inc.
	3,004	Term Loan, 7.00%, Maturing June 3, 2013	2,974,163

			$15,329,045

Electronics/Electrical — 3.4%
		Aspect Software, Inc.
	3,949	Term Loan, 3.31%, Maturing July 11, 2011	$3,435,390
		FCI International S.A.S.
	657	Term Loan, 3.41%, Maturing November 1, 2013	446,771
	657	Term Loan, 3.41%, Maturing November 1, 2013	446,771
	682	Term Loan, 3.41%, Maturing November 1, 2013	464,070
	682	Term Loan, 3.41%, Maturing November 1, 2013	464,070
		Freescale Semiconductor, Inc.
	4,547	Term Loan, 2.06%, Maturing December 1, 2013	3,377,731
		Infor Enterprise Solutions Holdings
EUR	1,950	Term Loan, 3.54%, Maturing July 28, 2012	2,313,795
	4,118	Term Loan, 4.04%, Maturing July 28, 2012	3,541,345
	7,893	Term Loan, 4.04%, Maturing July 28, 2012	6,787,578
	500	Term Loan, 5.79%, Maturing March 2, 2014	277,500
		Network Solutions, LLC
	2,255	Term Loan, 2.84%, Maturing March 7, 2014	1,967,055
		Open Solutions, Inc.
	5,451	Term Loan, 2.63%, Maturing January 23, 2014	3,885,783
		Sensata Technologies Finance Co.
	6,612	Term Loan, 2.25%, Maturing April 27, 2013	5,572,998
		Spectrum Brands, Inc.
	195	Term Loan, 2.60%, Maturing March 30, 2013	178,860
	3,796	Term Loan, 6.25%, Maturing March 30, 2013	3,479,832
		VeriFone, Inc.
	228	Term Loan, 3.04%, Maturing October 31, 2013	217,263
		Vertafore, Inc.
	4,839	Term Loan, 3.16%, Maturing January 31, 2012	4,620,887

			$41,477,699

Equipment Leasing — 0.4%
		Hertz Corp.
	4,288	Term Loan, 2.05%, Maturing December 21, 2012	$4,058,949
	785	Term Loan, 2.36%, Maturing December 21, 2012	743,184

			$4,802,133

Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
	1,778	Term Loan, 2.56%, Maturing December 16, 2012	$1,739,902
	1,000	Term Loan - Second Lien, 5.79%, Maturing December 16, 2013	868,750
		Central Garden & Pet Co.
	3,371	Term Loan, 1.79%, Maturing February 28, 2014	3,134,954

			$5,743,606

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Financial Intermediaries — 1.7%
		Citco III, Ltd.
	6,189	Term Loan, 2.85%, Maturing June 30, 2014	$4,332,074
		E.A. Viner International Co.
	149	Term Loan, 5.10%, Maturing July 31, 2013	93,258
		Grosvenor Capital Management
	1,429	Term Loan, 2.31%, Maturing December 5, 2013	1,236,130
		Jupiter Asset Management Group
GBP	1,321	Term Loan, 3.11%, Maturing June 30, 2015	1,671,650
		LPL Holdings, Inc.
	11,637	Term Loan, 2.19%, Maturing December 18, 2014	10,677,052
		Nuveen Investments, Inc.
	1,290	Term Loan, 3.39%, Maturing November 2, 2014	1,051,908
		Oxford Acquisition III, Ltd.
	2,965	Term Loan, 2.50%, Maturing May 24, 2014	1,586,181
		RJO Holdings Corp. (RJ O’Brien)
	1,446	Term Loan, 3.30%, Maturing July 31, 2014	636,357

			$21,284,610

Food Products — 3.2%
		Advantage Sales & Marketing, Inc.
	7,021	Term Loan, 2.31%, Maturing March 29, 2013	$6,709,476
		American Seafoods Group, LLC
	329	Term Loan, 2.04%, Maturing September 30, 2012	302,043
		B&G Foods, Inc.
	1,130	Term Loan, 2.66%, Maturing February 23, 2013	1,109,710
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.60%, Maturing December 31, 2013	2,311,485
		Dean Foods Co.
	9,022	Term Loan, 1.97%, Maturing April 2, 2014	8,702,135
		Dole Food Company, Inc.
	312	Term Loan, 7.37%, Maturing April 12, 2013	315,169
	546	Term Loan, 8.00%, Maturing April 12, 2013	550,943
	2,034	Term Loan, 8.00%, Maturing April 12, 2013	2,052,864
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.76%, Maturing April 2, 2013(3)	2,025,000
	9,493	Term Loan, 3.06%, Maturing April 2, 2014	8,686,466
		Reddy Ice Group, Inc.
	7,975	Term Loan, 2.04%, Maturing August 9, 2012	6,446,456

			$39,211,747

Food Service — 3.1%
		AFC Enterprises, Inc.
	1,024	Term Loan, 2.63%, Maturing May 11, 2011	$1,013,291
		Aramark Corp.
	14,741	Term Loan, 2.47%, Maturing January 26, 2014	14,022,718
	928	Term Loan, 3.75%, Maturing January 26, 2014	883,041
		Buffets, Inc.
	1,965	Term Loan, 15.29%, Maturing April 30, 2012	1,901,560
	307	Term Loan, 7.85%, Maturing November 1, 2013(2)	143,518
	1,442	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(2)	674,178
		CBRL Group, Inc.
	6,156	Term Loan, 2.52%, Maturing April 27, 2013	5,876,280
		JRD Holdings, Inc.
	2,083	Term Loan, 2.54%, Maturing June 26, 2014	2,004,707
		Maine Beverage Co., LLC
	1,413	Term Loan, 2.35%, Maturing June 30, 2010	1,306,975
		NPC International, Inc.
	1,843	Term Loan, 2.22%, Maturing May 3, 2013	1,695,783

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		OSI Restaurant Partners, LLC
	197	Term Loan, 3.05%, Maturing May 9, 2013	$151,480
	2,184	Term Loan, 2.63%, Maturing May 9, 2014	1,676,104
		QCE Finance, LLC
	4,178	Term Loan, 2.88%, Maturing May 5, 2013	3,185,963
		Sagittarius Restaurants, LLC
	1,129	Term Loan, 10.25%, Maturing March 29, 2013	948,476
		Selecta
GBP	2,500	Term Loan, 3.79%, Maturing June 28, 2015	2,364,731

			$37,848,805

Food/Drug Retailers — 3.2%
		General Nutrition Centers, Inc.
	7,193	Term Loan, 2.73%, Maturing September 16, 2013	$6,577,125
		Pantry, Inc. (The)
	739	Term Loan, 1.79%, Maturing May 15, 2014	693,314
	2,567	Term Loan, 1.79%, Maturing May 15, 2014	2,408,170
		Rite Aid Corp.
	14,635	Term Loan, 2.05%, Maturing June 1, 2014	12,179,937
	2,456	Term Loan, 6.00%, Maturing June 4, 2014	2,220,005
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,575,000
		Rite Aid Funding II
	2,000	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	2,040,000
		Roundy’s Supermarkets, Inc.
	10,796	Term Loan, 3.05%, Maturing November 3, 2011	10,519,698

			$39,213,249

Forest Products — 2.3%
		Appleton Papers, Inc.
	4,361	Term Loan, 6.50%, Maturing June 5, 2014	$3,815,875
		Georgia-Pacific Corp.
	10,777	Term Loan, 2.32%, Maturing December 20, 2012	10,426,441
	9,463	Term Loan, 2.56%, Maturing December 20, 2012	9,155,151
		Newpage Corp.
	3,803	Term Loan, 4.06%, Maturing December 5, 2014	3,305,834
		Xerium Technologies, Inc.
	2,862	Term Loan, 6.10%, Maturing May 18, 2012	1,846,244

			$28,549,545

Healthcare — 11.6%
		Accellent, Inc.
	2,614	Term Loan, 3.17%, Maturing November 22, 2012	$2,378,985
		Alliance Imaging, Inc.
	1,821	Term Loan, 3.14%, Maturing December 29, 2011	1,765,315
		American Medical Systems
	2,606	Term Loan, 2.56%, Maturing July 20, 2012	2,527,934
		AMN Healthcare, Inc.
	604	Term Loan, 2.35%, Maturing November 2, 2011	570,889
		AMR HoldCo, Inc.
	1,612	Term Loan, 2.30%, Maturing February 10, 2012	1,543,724
		Biomet, Inc.
	4,397	Term Loan, 3.58%, Maturing December 26, 2014	4,177,539
EUR	1,051	Term Loan, 3.98%, Maturing December 26, 2014	1,429,800
		Cardinal Health 409, Inc.
	5,954	Term Loan, 2.54%, Maturing April 10, 2014	5,100,167
		Carestream Health, Inc.
	6,620	Term Loan, 2.29%, Maturing April 30, 2013	6,115,191
		Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.79%, Maturing March 23, 2015	1,831,940

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Community Health Systems, Inc.
	1,013	Term Loan, 2.54%, Maturing July 25, 2014	$954,570
	19,757	Term Loan, 2.90%, Maturing July 25, 2014	18,608,979
		Concentra, Inc.
	2,156	Term Loan, 2.85%, Maturing June 25, 2014	1,918,840
		ConMed Corp.
	1,021	Term Loan, 1.79%, Maturing April 13, 2013	929,405
		CRC Health Corp.
	1,362	Term Loan, 2.85%, Maturing February 6, 2013	1,102,815
	1,465	Term Loan, 2.85%, Maturing February 6, 2013	1,186,665
		Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.89%, Maturing June 12, 2015	1,314,750
		DaVita, Inc.
	7,807	Term Loan, 1.88%, Maturing October 5, 2012	7,494,935
		DJO Finance, LLC
	997	Term Loan, 3.42%, Maturing May 15, 2014	934,296
		HCA, Inc.
	22,785	Term Loan, 2.85%, Maturing November 18, 2013	21,431,171
		Health Management Association, Inc.
	10,521	Term Loan, 2.35%, Maturing February 28, 2014	9,795,897
		HealthSouth Corp.
	2,505	Term Loan, 2.54%, Maturing March 10, 2013	2,393,938
	1,000	Term Loan, 2.90%, Maturing March 10, 2013	910,000
		Iasis Healthcare, LLC
	259	Term Loan, 2.28%, Maturing March 14, 2014	242,945
	962	Term Loan, 2.29%, Maturing March 14, 2014	901,934
	2,780	Term Loan, 2.29%, Maturing March 14, 2014	2,606,331
		IM U.S. Holdings, LLC
	3,847	Term Loan, 2.42%, Maturing June 26, 2014	3,705,461
		Invacare Corp.
	1,800	Term Loan, 2.54%, Maturing February 12, 2013	1,620,000
		inVentiv Health, Inc.
	2,134	Term Loan, 2.35%, Maturing July 6, 2014	1,986,892
		LifePoint Hospitals, Inc.
	2,242	Term Loan, 2.30%, Maturing April 15, 2012	2,154,827
		MultiPlan Merger Corp.
	1,133	Term Loan, 2.81%, Maturing April 12, 2013	1,080,863
	1,430	Term Loan, 2.81%, Maturing April 12, 2013	1,363,643
		Mylan, Inc.
	4,000	Term Loan, 3.82%, Maturing October 2, 2014	3,896,800
		National Mentor Holdings, Inc.
	3,113	Term Loan, 2.60%, Maturing June 29, 2013	2,672,258
	190	Term Loan, 4.44%, Maturing June 29, 2013	163,427
		Nyco Holdings
EUR	2,321	Term Loan, 3.37%, Maturing December 29, 2014	3,002,746
EUR	2,321	Term Loan, 4.12%, Maturing December 29, 2015	3,002,746
		RadNet Management, Inc.
	2,609	Term Loan, 4.59%, Maturing November 15, 2012	2,413,109
		ReAble Therapeutics Finance, LLC
	4,365	Term Loan, 2.47%, Maturing November 16, 2013	4,255,581
		Select Medical Holdings Corp.
	6,030	Term Loan, 2.72%, Maturing February 24, 2012	5,763,821
		Sunrise Medical Holdings, Inc.
	1,656	Term Loan, 6.31%, Maturing May 13, 2010	952,241
		TZ Merger Sub., Inc. (TriZetto)
	997	Term Loan, 7.50%, Maturing July 24, 2015	977,538

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vanguard Health Holding Co., LLC
	2,808	Term Loan, 2.54%, Maturing September 23, 2011	$2,718,355
		Viant Holdings, Inc.
	715	Term Loan, 2.85%, Maturing June 25, 2014	621,843

			$142,521,106

Home Furnishings — 1.4%
		Hunter Fan Co.
	1,415	Term Loan, 2.81%, Maturing April 16, 2014	$900,943
		Interline Brands, Inc.
	1,478	Term Loan, 1.98%, Maturing June 23, 2013	1,337,826
	2,635	Term Loan, 1.98%, Maturing June 23, 2013	2,384,970
		National Bedding Co., LLC
	1,839	Term Loan, 2.31%, Maturing August 31, 2011	1,604,630
		Oreck Corp.
	1,239	Term Loan, 0.00%, Maturing February 2, 2012(4)(5)	387,837
		Sanitec, Ltd. Oy
EUR	2,944	Term Loan, 0.00%, Maturing April 7, 2013(4)	1,083,923
EUR	2,944	Term Loan, 0.00%, Maturing April 7, 2014(4)	1,083,923
		Simmons Co.
	8,778	Term Loan, 10.50%, Maturing December 19, 2011	8,338,831
	2,094	Term Loan, 8.22%, Maturing February 15, 2012(2)	62,821

			$17,185,704

Industrial Equipment — 2.4%
		CEVA Group PLC U.S.
	3,442	Term Loan, 3.29%, Maturing January 4, 2014	$2,569,733
EUR	260	Term Loan, 3.54%, Maturing January 4, 2014	266,003
EUR	441	Term Loan, 3.54%, Maturing January 4, 2014	451,704
EUR	542	Term Loan, 3.54%, Maturing January 4, 2014	555,146
	413	Term Loan, 3.60%, Maturing January 4, 2014	296,785
EUR	435	Term Loan, 4.12%, Maturing January 4, 2014	445,827
		EPD Holdings (Goodyear Engineering Products)
	452	Term Loan, 2.55%, Maturing July 13, 2014	307,689
	3,159	Term Loan, 2.55%, Maturing July 13, 2014	2,148,359
	1,000	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	397,500
		Generac Acquisition Corp.
	1,727	Term Loan, 2.81%, Maturing November 7, 2013	1,355,750
	2,000	Term Loan - Second Lien, 6.31%, Maturing April 7, 2014	1,130,000
		Gleason Corp.
	591	Term Loan, 2.42%, Maturing June 30, 2013	552,450
	1,749	Term Loan, 2.42%, Maturing June 30, 2013	1,635,253
		Jason, Inc.
	1,328	Term Loan, 5.35%, Maturing April 30, 2010	664,202
		John Maneely Co.
	7,241	Term Loan, 3.63%, Maturing December 8, 2013	5,669,768
		KION Group GmbH
	750	Term Loan, 2.29%, Maturing December 23, 2014	468,750
	750	Term Loan, 2.79%, Maturing December 23, 2015	468,750
		Polypore, Inc.
	8,330	Term Loan, 2.56%, Maturing July 3, 2014	7,871,850
EUR	728	Term Loan, 2.75%, Maturing July 3, 2014	897,709
		TFS Acquisition Corp.
	1,921	Term Loan, 5.10%, Maturing August 11, 2013	888,318

			$29,041,546

Insurance — 2.4%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,150,000
		CCC Information Services Group, Inc.
	3,954	Term Loan, 2.54%, Maturing February 10, 2013	3,799,347

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Conseco, Inc.
9,369	Term Loan, 6.50%, Maturing October 10, 2013	$6,839,514
	Crump Group, Inc.
2,513	Term Loan, 3.29%, Maturing August 4, 2014	2,035,267
	Getty Images, Inc.
3,729	Term Loan, 6.25%, Maturing July 2, 2015	3,766,037
	Hub International Holdings, Inc.
866	Term Loan, 2.79%, Maturing June 13, 2014	797,890
3,851	Term Loan, 2.79%, Maturing June 13, 2014	3,549,791
	U.S.I. Holdings Corp.
4,714	Term Loan, 3.35%, Maturing May 4, 2014	4,007,249

		$28,945,095

Leisure Goods/Activities/Movies — 5.7%
	24 Hour Fitness Worldwide, Inc.
1,745	Term Loan, 2.94%, Maturing June 8, 2012	$1,509,333
	AMC Entertainment, Inc.
5,013	Term Loan, 1.79%, Maturing January 26, 2013	4,769,474
	Bombardier Recreational Products
5,651	Term Loan, 3.30%, Maturing June 28, 2013	4,040,202
	Carmike Cinemas, Inc.
1,960	Term Loan, 4.10%, Maturing May 19, 2012	1,852,294
2,159	Term Loan, 4.49%, Maturing May 19, 2012	2,040,309
	Cedar Fair, L.P.
4,723	Term Loan, 2.29%, Maturing August 30, 2012	4,626,900
	Cinemark, Inc.
9,318	Term Loan, 2.23%, Maturing October 5, 2013	8,954,914
	Deluxe Entertainment Services
1,682	Term Loan, 2.67%, Maturing January 28, 2011	1,530,438
96	Term Loan, 2.85%, Maturing January 28, 2011	87,776
170	Term Loan, 2.85%, Maturing January 28, 2011	154,854
	DW Funding, LLC
1,427	Term Loan, 2.48%, Maturing April 30, 2011	1,198,762
	Fender Musical Instruments Corp.
310	Term Loan, 2.54%, Maturing June 9, 2014	235,739
614	Term Loan, 2.85%, Maturing June 9, 2014	466,716
	Metro-Goldwyn-Mayer Holdings, Inc.
12,807	Term Loan, 3.54%, Maturing April 8, 2012	7,428,347
	National CineMedia, LLC
2,700	Term Loan, 2.38%, Maturing February 13, 2015	2,544,750
	Regal Cinemas Corp.
8,014	Term Loan, 4.35%, Maturing November 10, 2010	7,961,807
	Revolution Studios Distribution Co., LLC
3,604	Term Loan, 4.04%, Maturing December 21, 2014	3,279,350
2,825	Term Loan - Second Lien, 7.29%, Maturing June 21, 2015	1,624,375
	Six Flags Theme Parks, Inc.
5,159	Term Loan, 2.66%, Maturing April 30, 2015	5,035,552
	Southwest Sports Group, LLC
3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,305,937
	Universal City Development Partners, Ltd.
6,256	Term Loan, 6.00%, Maturing June 9, 2011	6,154,412
	Zuffa, LLC
1,995	Term Loan, 2.38%, Maturing June 20, 2016	1,745,547

		$70,547,788

Lodging and Casinos — 3.7%
	Ameristar Casinos, Inc.
3,498	Term Loan, 3.76%, Maturing November 10, 2012	$3,410,672
	Choctaw Resort Development Enterprise
999	Term Loan, 6.00%, Maturing November 4, 2011	959,399

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 3.86%, Maturing November 20, 2011	$586,746
GBP	500	Term Loan, 4.36%, Maturing November 20, 2015	586,746
		Green Valley Ranch Gaming, LLC
	1,623	Term Loan, 3.07%, Maturing February 16, 2014	1,108,012
		Harrah’s Operating Co.
	1,759	Term Loan, 3.50%, Maturing January 28, 2015	1,414,343
		Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,105,433
	4,663	Term Loan, 0.00%, Maturing December 2, 2011(4)	2,113,668
		Isle of Capri Casinos, Inc.
	1,703	Term Loan, 2.04%, Maturing November 30, 2013	1,615,283
	1,284	Term Loan, 2.35%, Maturing November 30, 2013	1,217,666
	4,258	Term Loan, 2.35%, Maturing November 30, 2013	4,038,209
		LodgeNet Entertainment Corp.
	4,563	Term Loan, 2.59%, Maturing April 4, 2014	3,935,677
		New World Gaming Partners, Ltd.
	669	Term Loan, 3.10%, Maturing June 30, 2014	438,297
	3,304	Term Loan, 3.10%, Maturing June 30, 2014	2,164,024
		Penn National Gaming, Inc.
	9,330	Term Loan, 2.08%, Maturing October 3, 2012	9,156,550
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,831	Term Loan, 2.09%, Maturing May 14, 2014	2,242,469
	11,211	Term Loan, 2.09%, Maturing May 23, 2014	8,879,270
		Wimar OpCo, LLC
	2,152	Term Loan, 0.00%, Maturing January 3, 2012(4)	634,715

			$45,607,179

Nonferrous Metals/Minerals — 1.3%
		Alpha Natural Resources, LLC
	2,728	Term Loan, 2.13%, Maturing October 26, 2012	$2,700,287
		Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	380,345
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	407,167
EUR	688	Term Loan, 14.00%, Maturing June 29, 2013(2)	370,425
	1,040	Term Loan, 14.00%, Maturing June 29, 2013(2)	392,450
		Murray Energy Corp.
	1,446	Term Loan, 6.94%, Maturing January 28, 2010	1,402,140
		Noranda Aluminum Acquisition
	1,144	Term Loan, 2.29%, Maturing May 18, 2014	806,340
		Novelis, Inc.
	1,935	Term Loan, 2.29%, Maturing June 28, 2014	1,739,524
	4,258	Term Loan, 2.43%, Maturing June 28, 2014	3,827,026
		Oxbow Carbon and Mineral Holdings
	375	Term Loan, 2.29%, Maturing May 8, 2014	344,959
	3,932	Term Loan, 2.41%, Maturing May 8, 2014	3,617,188

			$15,987,851

Oil and Gas — 2.6%
		Atlas Pipeline Partners, L.P.
	2,248	Term Loan, 6.75%, Maturing July 20, 2014	$2,180,512
		Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	948,196
	1,334	Term Loan, 4.50%, Maturing May 1, 2014	1,200,375
		Dresser, Inc.
	4,714	Term Loan, 3.10%, Maturing May 4, 2014	4,404,539
		Dynegy Holdings, Inc.
	904	Term Loan, 1.79%, Maturing April 2, 2013	876,551
	6,233	Term Loan, 1.79%, Maturing April 2, 2013	6,045,929
		Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.71%, Maturing February 8, 2012	2,737,425

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Enterprise GP Holdings, L.P.
	3,292	Term Loan, 2.68%, Maturing October 31, 2014	$3,223,858
		Hercules Offshore, Inc.
	3,254	Term Loan, 7.58%, Maturing July 6, 2013	3,009,950
		Precision Drilling Corp.
	1,000	Term Loan, 4.30%, Maturing December 23, 2013	985,000
		Targa Resources, Inc.
	3,156	Term Loan, 2.29%, Maturing October 31, 2012	3,103,066
	1,226	Term Loan, 2.60%, Maturing October 31, 2012	1,205,056
		Volnay Acquisition Co.
	2,453	Term Loan, 4.27%, Maturing January 12, 2014	2,391,436

			$32,311,893

Publishing — 8.8%
		American Media Operations, Inc.
	13,782	Term Loan, 10.00%, Maturing January 31, 2013(2)	$11,048,325
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 4.01%, Maturing September 27, 2013	1,624,219
		Black Press US Partnership
	622	Term Loan, 2.67%, Maturing August 2, 2013	208,247
	1,024	Term Loan, 2.67%, Maturing August 2, 2013	342,995
		CanWest MediaWorks, Ltd.
	2,653	Term Loan, 4.75%, Maturing July 10, 2014	1,392,694
		Dex Media West, LLC
	4,334	Term Loan, 7.00%, Maturing October 24, 2014	3,529,763
		European Directories S.A.
EUR	1,500	Term Loan, 3.04%, Maturing June 30, 2013	1,370,068
EUR	1,500	Term Loan, 3.54%, Maturing June 30, 2014	1,370,068
		GateHouse Media Operating, Inc.
	4,838	Term Loan, 2.29%, Maturing August 28, 2014	1,223,333
	2,062	Term Loan, 2.30%, Maturing August 28, 2014	521,380
	4,225	Term Loan, 2.55%, Maturing August 28, 2014	1,068,321
		Idearc, Inc.
	18,830	Term Loan, 0.00%, Maturing November 17, 2014(4)	8,693,381
		Laureate Education, Inc.
	519	Term Loan, 3.75%, Maturing August 17, 2014	459,283
	3,468	Term Loan, 3.75%, Maturing August 17, 2014	3,067,525
		MediaNews Group, Inc.
	2,164	Term Loan, 6.79%, Maturing August 25, 2010	440,829
	2,181	Term Loan, 6.79%, Maturing August 2, 2013	443,490
		Mediannuaire Holding
EUR	484	Term Loan, 2.90%, Maturing October 10, 2014	406,661
EUR	484	Term Loan, 3.40%, Maturing October 10, 2015	406,661
		Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	3,863,544
		Nebraska Book Co., Inc.
	3,903	Term Loan, 9.25%, Maturing March 4, 2011	3,864,039
		Nelson Education, Ltd.
	1,523	Term Loan, 3.10%, Maturing July 5, 2014	1,111,699
		Newspaper Holdings, Inc.
	8,579	Term Loan, 1.81%, Maturing July 24, 2014	4,718,630
		Nielsen Finance, LLC
	9,994	Term Loan, 2.30%, Maturing August 9, 2013	9,319,192
	4,747	Term Loan, 4.05%, Maturing May 1, 2016	4,480,422
		Penton Media, Inc.
	1,759	Term Loan, 2.72%, Maturing February 1, 2013	1,139,276
		Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(4)	477,716
		R.H. Donnelley Corp.
	5,369	Term Loan, 6.75%, Maturing June 30, 2010	4,143,224

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Reader’s Digest Association, Inc. (The)
	4,750	Revolving Loan, 2.90%, Maturing March 2, 2013(3)	$1,567,500
	17,056	Term Loan, 2.64%, Maturing March 2, 2014	8,442,712
		Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,667
	458	Term Loan, 15.00%, Maturing June 18, 2013(2)	82,436
		Source Media, Inc.
	2,001	Term Loan, 5.29%, Maturing November 8, 2011	1,310,910
		Star Tribune Co. (The)
	1,629	Term Loan, 0.00%, Maturing March 5, 2014(4)	401,913
		Trader Media Corp.
GBP	4,344	Term Loan, 2.89%, Maturing March 23, 2015	5,162,405
		Tribune Co.
	2,984	Term Loan, 0.00%, Maturing April 10, 2010(4)	1,221,048
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(4)	801,170
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(4)	3,067,113
		World Directories Acquisition
EUR	3,469	Term Loan, 3.02%, Maturing May 31, 2014	2,997,705
		Xsys, Inc.
	3,796	Term Loan, 4.01%, Maturing September 27, 2013	2,490,971
EUR	1,516	Term Loan, 3.94%, Maturing September 27, 2014	1,430,773
	3,877	Term Loan, 4.01%, Maturing September 27, 2014	2,544,342
	1,290	Term Loan - Second Lien, 5.18%, Maturing September 27, 2015	374,129
		YBR Acquisition BV
EUR	750	Term Loan, 3.04%, Maturing June 30, 2013	685,034
EUR	750	Term Loan, 3.54%, Maturing June 30, 2014	685,034
		Yell Group, PLC
	4,850	Term Loan, 3.29%, Maturing February 10, 2013	2,934,250

			$107,690,097

Radio and Television — 6.4%
		Block Communications, Inc.
	1,783	Term Loan, 2.60%, Maturing December 22, 2011	$1,551,060
		Citadel Broadcasting Corp.
	11,850	Term Loan, 2.34%, Maturing June 12, 2014	6,724,875
		CMP Susquehanna Corp.
	3,920	Term Loan, 2.31%, Maturing May 5, 2013	2,136,382
		Discovery Communications, Inc.
	1,972	Term Loan, 2.60%, Maturing April 30, 2014	1,947,285
		Emmis Operating Co.
	3,168	Term Loan, 2.60%, Maturing November 2, 2013	2,112,194
		Gray Television, Inc.
	3,407	Term Loan, 3.81%, Maturing January 19, 2015	2,176,280
		Intelsat Corp.
	5,519	Term Loan, 2.80%, Maturing January 3, 2014	5,278,413
	5,519	Term Loan, 2.80%, Maturing January 3, 2014	5,278,413
	5,520	Term Loan, 2.80%, Maturing January 3, 2014	5,280,020
		Ion Media Networks, Inc.
	1,102	DIP Loan, 10.17%, Maturing May 29, 2010(3)	1,088,713
	8,300	Term Loan, 0.00%, Maturing January 15, 2012(4)	2,241,000
		LBI Media, Inc.
	1,935	Term Loan, 1.79%, Maturing March 31, 2012	1,434,319
		NEP II, Inc.
	2,126	Term Loan, 2.54%, Maturing February 16, 2014	1,870,908
		Nexstar Broadcasting, Inc.
	4,226	Term Loan, 2.24%, Maturing October 1, 2012	3,179,776
	4,468	Term Loan, 2.35%, Maturing October 1, 2012	3,362,146
		NextMedia Operating, Inc.
	224	Term Loan, 8.25%, Maturing November 15, 2012	151,048
	503	Term Loan, 8.25%, Maturing November 15, 2012	339,857

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Raycom TV Broadcasting, LLC
7,850	Term Loan, 1.81%, Maturing June 25, 2014	$5,887,500
	SFX Entertainment
3,513	Term Loan, 3.72%, Maturing June 21, 2013	3,284,681
	Spanish Broadcasting System, Inc.
6,080	Term Loan, 2.35%, Maturing June 10, 2012	3,556,873
	Univision Communications, Inc.
22,650	Term Loan, 2.54%, Maturing September 29, 2014	18,341,789
	Young Broadcasting, Inc.
3,508	Term Loan, 0.00%, Maturing November 3, 2012(4)	1,753,888

		$78,977,420

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
5,121	Term Loan, 2.30%, Maturing April 26, 2013	$4,762,720

		$4,762,720

Retailers (Except Food and Drug) — 2.3%
	American Achievement Corp.
656	Term Loan, 6.26%, Maturing March 25, 2011	$564,206
	Amscan Holdings, Inc.
1,564	Term Loan, 2.88%, Maturing May 25, 2013	1,380,230
	Cumberland Farms, Inc.
4,116	Term Loan, 2.44%, Maturing September 29, 2013	3,756,198
	Harbor Freight Tools USA, Inc.
3,532	Term Loan, 9.75%, Maturing July 15, 2010	3,416,837
	Josten’s Corp.
2,393	Term Loan, 2.64%, Maturing October 4, 2011	2,326,790
	Mapco Express, Inc.
525	Term Loan, 5.75%, Maturing April 28, 2011	477,551
	Orbitz Worldwide, Inc.
3,856	Term Loan, 3.51%, Maturing July 25, 2014	2,805,467
	Oriental Trading Co., Inc.
5,547	Term Loan, 9.75%, Maturing July 31, 2013	3,938,202
1,000	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	175,000
	Rent-A-Center, Inc.
2,559	Term Loan, 2.04%, Maturing November 15, 2012	2,456,178
	Rover Acquisition Corp.
2,932	Term Loan, 2.72%, Maturing October 26, 2013	2,820,902
	Savers, Inc.
1,022	Term Loan, 3.06%, Maturing August 11, 2012	975,881
1,118	Term Loan, 3.06%, Maturing August 11, 2012	1,067,730
	Yankee Candle Company, Inc. (The)
2,208	Term Loan, 2.29%, Maturing February 6, 2014	2,020,330

		$28,181,502

Steel — 0.2%
	Algoma Acquisition Corp.
2,656	Term Loan, 2.79%, Maturing June 20, 2013	$2,204,110

		$2,204,110

Surface Transport — 0.4%
	Oshkosh Truck Corp.
3,000	Term Loan, 6.62%, Maturing December 6, 2013	$2,979,108
	Swift Transportation Co., Inc.
2,318	Term Loan, 3.56%, Maturing May 10, 2014	1,800,423

		$4,779,531

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 3.9%
		Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.35%, Maturing February 1, 2012	$5,313,160
		Asurion Corp.
	8,525	Term Loan, 3.58%, Maturing July 13, 2012	8,231,953
	1,000	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	904,167
		Cellular South, Inc.
	3,363	Term Loan, 2.11%, Maturing May 29, 2014	3,219,713
	1,144	Term Loan, 2.25%, Maturing May 29, 2014	1,095,141
		Centennial Cellular Operating Co., LLC
	9,175	Term Loan, 2.60%, Maturing February 9, 2011	9,148,622
		CommScope, Inc.
	2,665	Term Loan, 3.10%, Maturing November 19, 2014	2,607,631
		Intelsat Subsidiary Holding Co.
	2,674	Term Loan, 2.80%, Maturing July 3, 2013	2,546,762
		IPC Systems, Inc.
	3,336	Term Loan, 2.73%, Maturing May 31, 2014	2,768,797
GBP	218	Term Loan, 3.44%, Maturing May 31, 2014	302,876
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.59%, Maturing December 26, 2014	3,498,497
		NTelos, Inc.
	2,186	Term Loan, 2.54%, Maturing August 24, 2011	2,172,774
		Palm, Inc.
	2,284	Term Loan, 3.79%, Maturing April 24, 2014	1,918,823
		Stratos Global Corp.
	2,596	Term Loan, 3.10%, Maturing February 13, 2012	2,517,869
		Telesat Canada, Inc.
	169	Term Loan, 3.29%, Maturing October 22, 2014	162,700
	1,969	Term Loan, 3.29%, Maturing October 22, 2014	1,894,299

			$48,303,784

Utilities — 3.2%
		AEI Finance Holding, LLC
	738	Term Loan, 3.29%, Maturing March 30, 2012	$629,412
	5,061	Term Loan, 3.60%, Maturing March 30, 2014	4,314,207
		BRSP, LLC
	1,500	Term Loan, 7.50%, Maturing June 24, 2014	1,413,750
		Calpine Corp.
	6,985	DIP Loan, 3.48%, Maturing March 29, 2014	6,428,938
		Covanta Energy Corp.
	1,985	Term Loan, 1.81%, Maturing February 9, 2014	1,902,212
	1,000	Term Loan, 2.10%, Maturing February 9, 2014	958,029
		Electricinvest Holding Co.
GBP	600	Term Loan, 5.08%, Maturing October 24, 2012	647,466
EUR	596	Term Loan - Second Lien, 5.08%, Maturing October 24, 2012	551,099
		NRG Energy, Inc.
	6,907	Term Loan, 2.01%, Maturing June 1, 2014	6,566,689
	4,706	Term Loan, 2.10%, Maturing June 1, 2014	4,474,290
		TXU Texas Competitive Electric Holdings Co., LLC
	471	Term Loan, 3.80%, Maturing October 10, 2014	363,642
	9,441	Term Loan, 3.80%, Maturing October 10, 2014	7,314,147
		Vulcan Energy Corp.
	4,072	Term Loan, 5.50%, Maturing July 23, 2010	3,990,877

			$39,554,758

Total Senior Floating-Rate Interests (identified cost $1,799,129,027)			$1,536,778,853

Corporate Bonds & Notes — 0.9%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.5%
		Grohe Holding, Variable Rate
EUR	6,500	4.31%, 1/15/14(6)	$6,577,757

			$6,577,757

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Notes
	662	5.00%, 1/29/19(5)	$193,304

			$193,304

Ecological Services and Equipment — 0.0%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	75	18.00%, 3/31/15(2)(5)	$59,608

			$59,608

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.881%, 10/15/13	$1,417,375

			$1,417,375

Telecommunications — 0.3%
		Qwest Corp., Sr. Notes, Variable Rate
	3,150	4.57%, 6/15/13	$2,976,750

			$2,976,750

Total Corporate Bonds & Notes (identified cost $14,117,641)			$11,224,794

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,709	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(7)(8)	$1,642,844
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.678%, 8/11/16(7)(8)	100,000

Total Asset-Backed Securities (identified cost $2,708,982)		$1,742,844

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
133,410	Hayes Lemmerz International(9)	$5,670

		$5,670

Building and Development — 0.1%
1,646	United Subcontractors, Inc.(5)(9)	$210,592

		$210,592

Chemicals and Plastics — 0.0%
662	Wellman Holdings, Inc.(5)(9)	$165,306

		$165,306

Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(9)	$42,287

		$42,287

Shares	Security	Value
Ecological Services and Equipment — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(5)(9)(10)	$10,718

		$10,718

Food Service — 0.0%
66,567	Buffets, Inc.	$91,530

		$91,530

Investment Services — 0.0%
20,048	Safelite Realty Corp.(5)(10)	$0
3,877	Vita Cayman II, Ltd.	17,959

		$17,959

Publishing — 0.0%
2,290	Source Interlink Companies, Inc.(5)(9)	$32,518

		$32,518

Total Common Stocks (identified cost $1,878,256)		$576,580

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International, Series A, Convertible(9)(10)	$485

		$485

Chemicals and Plastics — 0.0%
217	Key Plastics, LLC, Series A(5)(9)(10)	$0

		$0

Ecological Services and Equipment — 0.0%
569	Environmental Systems Products Holdings, Inc., Series A(5)(9)(10)	$50,590

		$50,590

Total Preferred Stocks (identified cost $249,640)		$51,075

Warrants — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/6/12(5)(9)	$0
6,545	Citation B18 Expires 4/6/12(5)(9)	0

		$0

Diversified Manufacturing — 0.0%
940	Genetec, Inc., Class C Expires 10/31/10(9)(10)	$7,050

		$7,050

Total Warrants (identified cost $0)		$7,050

Short-Term Investments — 0.9%

Interest
(000’s omitted)	Description	Value
$11,154	Cash Management Portfolio, 0.00%(11)	$11,154,471

Total Short-Term Investments (identified cost $11,154,471)		$11,154,471

Total Investments — 127.0% (identified cost $1,829,238,017)		$1,561,535,667

Less Unfunded Loan Commitments — (1.5)%		$(18,851,888)

Net Investments (identified cost $1,810,386,129)		$1,542,683,779

Other Assets, Less Liabilities — (25.5)%		$(313,493,153)

Net Assets — 100.0%		$1,229,190,626

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $1,742,844 or 0.1% of the Portfolio’s net assets.

(8)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(9)		Non-income producing security.

(10)		Restricted security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $105,870.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/28/09	British Pound Sterling 21,554,390	United States Dollar 35,252,535	$(750,999)
8/31/09	Euro 77,295,274	United States Dollar 108,279,085	(1,896,551)

			$(2,647,550)

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,647,550.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,810,563,683

Gross unrealized appreciation	$12,769,477
Gross unrealized depreciation	(261,797,493)

Net unrealized depreciation	$(249,028,016)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing less then 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$10,718
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

			$0	$10,718

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$50,590
Hayes Lemmerz International, Series A, Convertible	6/04/03	445	22,250	485
Key Plastics, LLC, Series A	4/26/01	217	217,431	0

			$249,639	$51,075

Warrants
Genetec, Inc., Class C Expires 10/31/10	11/11/03	940	$0	$7,050

			$0	$7,050

Total Restricted Securities			$249,639	$68,843

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,516,639,837	$1,287,128	$1,517,926,965
Corporate Bonds & Notes	—	10,971,882	252,912	11,224,794
Asset-Backed Securities	—	1,742,844	—	1,742,844
Common Stocks	42,287	115,159	419,134	576,580
Preferred Stocks	—	485	50,590	51,075
Warrants	7,050	—	—	7,050
Short-Term Investments	11,154,471	—	—	11,154,471

Total Investments	$11,203,808	$1,529,470,207	$2,009,764	$1,542,683,779

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,647,550)	$—	$(2,647,550)

Total	$—	$(2,647,550)	$—	$(2,647,550)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Total
Balance as of October 31, 2008	$2,597,076	$53,840	$0	$13,070	$2,663,986
Realized gains (losses)	(2,603,184)	—	—	(768)	(2,603,952)
Change in net unrealized appreciation (depreciation)	603,588	(2,837)	(23,374)	38,288	615,665
Net purchases (sales)	(137,906)	188,802	442,508	—	493,404
Accrued discount (premium)	16,549	13,107	—	—	29,656
Net transfers to (from) level 3	811,005	—	—	—	811,005

Balance as of July 31, 2009	$1,287,128	$252,912	$419,134	$50,590	$2,009,764

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(253,679)	$(2,837)	$(23,374)	$38,288	$(241,602)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/Scott H. Page

Scott H. Page
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Scott H. Page

Scott H. Page
President

Date:	September 25, 2009

By:	/s/Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009